Significant Accounting Policies and Practices (Details) - Schedule of Revenue Recognition - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue Recognition [Abstract]
Products and services transferred over time	$ 50,227	$ 988,283	$ 1,077,779	$ 2,079,657	$ 3,331,741	$ 4,182,681
Products transferred at a point in time	196,837	637,618	636,599	894,982	1,464,733	117,036
Revenue recognition	$ 699,364	$ 1,625,901	$ 1,685,509	$ 2,974,639	$ 4,796,474	$ 4,299,717